Deferred and current taxation	12 Months Ended
Mar. 31, 2019
Deferred and current taxation
Deferred and current taxation

12.         Deferred and current taxation

The components of the deferred and current taxation in the balance sheet are as follows:

	At March 31,
	2019	2018	2017
	€M	€M	€M
Current tax liabilities
Corporation tax provision	31.6	36.0	2.9
Total current tax liabilities	31.6	36.0	2.9

Deferred tax assets
Recognition of tax losses	(43.2)	—	—
Total deferred tax assets	(43.2)	—	—

Deferred tax liabilities
Origination and reversal of temporary differences on property, plant and equipment, derivatives and pensions	460.6	395.2	473.1
Total deferred tax liabilities	460.6	395.2	473.1

Total deferred tax liabilities (net)	417.4	395.2	473.1

Total tax liabilities (net)	449.0	431.2	476.0

	At March 31,
	2019	2018	2017
	€M	€M	€M
Reconciliation of current tax
At beginning of year	36.0	2.9	20.9
Corporation tax charge in year	96.5	152.0	143.6
Tax paid	(100.9)	(118.9)	(161.6)
At end of year	31.6	36.0	2.9

	At March 31,
	2019	2018	2017
	€M	€M	€M
Reconciliation of deferred tax
At beginning of year	395.2	473.1	385.5
New temporary differences on property, plant and equipment, derivatives, pensions and other items	22.2	(77.9)	87.6
At end of year	417.4	395.2	473.1

The charge in the year to March 31, 2019 consisted of temporary differences of a charge of €69m for property, plant and equipment, deferred tax losses (including IFRS 15 adjustment of €35.6m) and a credit of €91.2m for derivatives. The charge in the year to March 31, 2018 consisted of temporary differences of a charge of €9.1m for property, plant and equipment recognised in the income statement and a credit of €87.0m for derivatives recognised in other comprehensive income. The charge in the year to March 31, 2017 consisted of temporary differences of a charge of €10.5m for property, plant and equipment and a charge of €0.3m for other temporary differences, both recognised in the income statement, and a charge of €76.6m for derivatives recognised in other comprehensive income.

The components of the tax expense in the income statement were as follows:

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2019	2018	2017
	€M	€M	€M
Corporation tax charge in year	96.5	152.0	143.6
Deferred tax charge relating to origination and reversal of temporary differences	(33.4)	9.1	10.8
	63.1	161.1	154.4

The following table reconciles the statutory rate of Irish corporation tax to the Company’s effective corporation tax rate:

	Year ended		Year ended	Year ended
	March 31,		March 31,	March 31,
	2019		2018	2017
	%		%	%
Statutory rate of Irish corporation tax	12.5		12.5	12.5
Adjustments for earnings and losses taxed at other rates	(5.8)	*	(2.9)	(2.2)
Other differences	-		0.4	0.2
Total effective rate of taxation	6.7		10.0	10.5

* Includes the recognition of a deferred tax asset in respect of net operating losses incurred in Laudamotion (taxable at 25%).

Deferred tax applicable to items charged or credited to other comprehensive income were as follows:

	At March 31,
	2019	2018	2017
	€M	€M	€M
Defined benefit pension obligations	—	—	—
Derivative financial instruments	(91.2)	(87.0)	76.6
Total tax charge in other comprehensive income	(91.2)	(87.0)	76.6

The majority of current and deferred tax recorded in each of fiscal years 2019, 2018 and 2017 relates to domestic tax charges and there is no expiry date associated with these temporary differences. In fiscal year 2019, the Irish corporation tax rate remained at 12.5%.

The principal components of deferred tax at each year-end were:

	At March 31,
	2019	2018	2017
	€M	€M	€M
Arising on capital allowances and other temporary differences	375.7	444.7	435.6
Arising on derivatives	42.3	(48.9)	38.1
Arising on pension	(0.6)	(0.6)	(0.6)
Total	417.4	395.2	473.1

The Company recognised all required deferred tax assets and liabilities at March 31, 2019, 2018 and 2017. No deferred tax has been provided for un-remitted earnings of overseas subsidiaries. No temporary differences arise on the carrying value of the tax base of subsidiary companies as the Company’s trading subsidiaries are resident in countries with which Ireland has concluded double taxation agreements.